Income Taxes - Schedule of Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 1,698,068	$ 644,344
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 458,478	$ 173,973
Non-deductible stock based compensation and other	2,869	389
Differences in tax rates in foreign jurisdictions	(444,683)	(203,606)
Global minimum tax expense	247,412	113,505
Current period unrecognized temporary differences - impairment of mineral stream interests	0	23,085
Current period unrecognized temporary differences	38	4,566
Write down (reversal of write down) or recognition of prior period temporary differences	(37,766)	3,292
Total income tax expense (recovery) recognized in net earnings	$ 226,348	$ 115,204
Effective Tax Rate	13.00%	18.00%